UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.1%
Australia – 9.7%
1,050,358	Aurizon Holdings Ltd. (Transportation)	$ 4,284,361
173,119	Australia & New Zealand Banking Group Ltd. (Banks)	4,625,346
656,162	Computershare Ltd. (Software & Services)	5,768,915

		14,678,622

Belgium – 4.0%
44,908	Solvay SA (Materials)	6,087,470

Finland – 4.1%
139,029	Nokian Renkaat OYJ (Automobiles & Components)	6,174,778

France – 12.2%
45,452	Air Liquide SA (Materials)	6,033,820
49,010	BNP Paribas SA (Banks)	3,177,674
55,101	Safran SA (Capital Goods)	3,235,780
114,922	Total SA (Energy)	6,124,016

		18,571,290

Germany – 6.0%
26,850	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,120,909
65,101	Beiersdorf AG (Household & Personal Products)	6,020,159

		9,141,068

Hong Kong – 3.0%
967,528	AIA Group Ltd. (Insurance)	4,579,637

Ireland – 3.9%
518,472	C&C Group PLC (Food, Beverage & Tobacco)	2,890,783
82,859	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	3,022,821

		5,913,604

Italy – 2.3%
636,049	UniCredit SpA (Banks)	3,474,295

Japan – 15.2%
182,500	Credit Saison Co. Ltd. (Diversified Financials)	4,085,358
557,000	Isuzu Motors Ltd. (Automobiles & Components)	3,949,350
271,000	Kubota Corp. (Capital Goods)	3,945,063
48,400	Makita Corp. (Capital Goods)	2,517,805
185,600	Nomura Real Estate Holdings, Inc. (Real Estate)	4,316,736
91,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,198,563

		23,012,875

Jersey – 3.0%
94,526	Wolseley PLC (Capital Goods)	4,525,433

Shares	Description	Value
Common Stocks – (continued)
Mexico – 0.6%
147,900	Grupo Financiero Banorte SAB de CV Class O (Banks)	$ 939,663

South Korea – 3.2%
84,871	Kia Motors Corp. (Automobiles & Components)	4,805,491

Sweden – 3.0%
391,016	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)*	4,621,932

Switzerland – 5.9%
102,168	Julius Baer Group Ltd. (Diversified Financials)*	4,650,581
60,457	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,346,062

		8,996,643

United Kingdom – 19.0%
159,414	BG Group PLC (Energy)	2,874,579
128,375	Burberry Group PLC (Consumer Durables & Apparel)	2,992,514
726,488	Melrose Industries PLC (Capital Goods)	3,120,521
56,230	Partnership Assurance Group PLC (Insurance)*	426,844
38,891	Reckitt Benckiser Group PLC (Household & Personal Products)	2,768,671
172,981	Rio Tinto PLC (Materials)	7,784,194
321,100	Telecity Group PLC (Software & Services)	4,338,340
1,539,685	Vodafone Group PLC (Telecommunication Services)	4,611,474

		28,917,137

TOTAL COMMON STOCKS		$144,439,938

Exchange Traded Funds – 4.2%
Japan – 2.8%
387,778	iShares MSCI Japan ETF	$ 4,350,869

United States – 1.4%
34,592	iShares MSCI EAFE ETF	2,088,319

TOTAL EXCHANGE TRADED FUNDS		$ 6,439,188

TOTAL INVESTMENTS – 99.3%		$150,879,126

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		1,030,123

NET ASSETS – 100.0%		$151,909,249

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$145,536,782

Gross unrealized gain	10,823,436
Gross unrealized loss	(5,481,092)

Net unrealized security gain	$5,342,344

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 89.0%
Australia – 4.4%
138,125	Amcom Telecommunications Ltd. (Telecommunication Services)	$ 230,652
214,466	Aristocrat Leisure Ltd. (Consumer Services)	836,685
87,043	Bank of Queensland Ltd. (Banks)	744,180
91,433	Boral Ltd. (Materials)	348,232
37,228	Caltex Australia Ltd. (Energy)	625,822
90,671	Computershare Ltd. (Software & Services)	797,171
150,587	David Jones Ltd. (Retailing)	365,259
178,803	Echo Entertainment Group Ltd. (Consumer Services)	421,543
218,528	FKP Property Group (Real Estate)	295,651
64,186	Karoon Gas Australia Ltd. (Energy)*	326,669
165,470	Metcash Ltd. (Food & Staples Retailing)	512,879
179,523	NIB Holdings Ltd. (Insurance)	359,895
255,140	PanAust Ltd. (Materials)	449,059
87,785	Seek Ltd. (Commercial & Professional Services)	743,911

		7,057,608

Belgium – 0.9%
77,283	bpost SA (Transportation)*	1,474,345

Bermuda – 0.7%
106,736	Hiscox Ltd. (Insurance)	1,057,048

Canada – 8.2%
48,100	Aimia, Inc. (Media)	727,284
43,300	Alamos Gold, Inc. (Materials)	637,843
10,400	AltaGas Ltd. (Energy)	364,420
99,600	Bellatrix Exploration Ltd. (Energy)*	654,561
10,200	Canadian Real Estate Investment Trust (REIT)	408,854
23,100	Canadian Western Bank (Banks)	650,426
188,400	Capstone Mining Corp. (Materials)*	355,852
74,800	Copper Mountain Mining Corp. (Materials)*	114,338
26,000	Dominion Diamond Corp. (Materials)*	367,812
22,500	Dorel Industries, Inc. Class B (Consumer Durables & Apparel)	823,459
56,600	Enerflex Ltd. (Energy)	804,006
17,200	Ensign Energy Services, Inc. (Energy)	299,254
32,700	Evertz Technologies Ltd. (Technology Hardware & Equipment)	475,011
58,500	Gran Tierra Energy, Inc. (Energy)*	361,674
30,003	Legacy Oil + Gas, Inc. (Energy)*	179,358
33,000	Linamar Corp. (Automobiles & Components)	1,025,246

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
9,489	MacDonald Dettwiler & Associates Ltd. (Capital Goods)	$ 709,619
176,600	MBAC Fertilizer Corp. (Materials)*	342,161
10,900	Methanex Corp. (Materials)	520,538
41,800	Progressive Waste Solutions Ltd. (Commercial & Professional Services)	1,003,184
199,600	Rubicon Minerals Corp. (Materials)*	264,294
13,100	ShawCor Ltd. (Energy)	588,614
224,245	Southern Pacific Resource Corp. (Energy)*	76,415
25,000	Toromont Industries Ltd. (Capital Goods)	567,618
41,800	Westjet Airlines Ltd. Class A (Transportation)	895,336

		13,217,177

China – 1.8%
204,800	China International Marine Containers Group Co. Ltd. Class H (Capital Goods)	332,363
1,189,000	China Suntien Green Energy Corp. Ltd. Class H (Energy)	430,520
114,000	ENN Energy Holdings Ltd. (Utilities)	630,956
1,220,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	657,550
212,000	Haitian International Holdings Ltd. (Capital Goods)	357,892
40,926	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	555,775

		2,965,056

Denmark – 0.8%
45,097	Auriga Industries Class B (Materials)*	1,294,281

Finland – 1.1%
40,204	Nokian Renkaat OYJ (Automobiles & Components)	1,785,604

France – 7.0%
14,397	bioMerieux (Health Care Equipment & Services)	1,472,486
35,865	Cap Gemini SA (Software & Services)	1,961,594
55,068	CGG Veritas (Energy)*	1,390,205
25,502	Ingenico (Technology Hardware & Equipment)	1,905,425
40,597	JCDecaux SA (Media)	1,300,270
93,591	M6 Metropole Television SA (Media)	1,843,353
34,369	Nexity SA (Consumer Durables & Apparel)	1,357,660

		11,230,993

Germany – 4.5%
19,440	Delticom AG (Retailing)	951,722

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
12,451	GEA Group AG (Capital Goods)	$ 514,573
31,965	GfK SE (Media)	1,573,412
75,752	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	672,216
18,003	MTU Aero Engines AG (Capital Goods)	1,635,535
10,208	Pfeiffer Vacuum Technology AG (Capital Goods)	1,112,544
22,943	Salzgitter AG (Materials)	854,069

		7,314,071

Hong Kong – 0.4%
1,740,000	Kingway Brewery Holdings Ltd. (Food, Beverage & Tobacco)	614,708

Indonesia – 1.4%
1,757,500	PT Erajaya Swasembada Tbk (Technology Hardware & Equipment)	297,386
2,262,000	PT Media Nusantara Citra Tbk (Media)*	681,603
3,449,000	PT Mitra Pinasthika Mustika (Retailing)*	406,061
1,739,000	PT MNC Sky Vision Tbk (Media)*	392,722
8,230,000	PT Sumber Alfaria Trijaya Tbk (Food & Staples Retailing)	512,498

		2,290,270

Ireland – 0.7%
66,617	James Hardie Industries PLC CDI (Materials)	553,353
1,500,134	Kenmare Resources PLC (Materials)*	602,469

		1,155,822

Italy – 1.2%
117,083	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	906,487
230,549	Unione di Banche Italiane ScpA (Banks)	982,769

		1,889,256

Japan – 18.1%
38,200	Arnest One Corp. (Consumer Durables & Apparel)	722,201
66,000	Asics Corp. (Consumer Durables & Apparel)	1,108,683
31,300	Daibiru Corp. (Real Estate)	328,283
29,000	Daifuku Co. Ltd. (Capital Goods)	264,825
22,000	Daiichikosho Co. Ltd. (Media)	614,985
53,000	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	818,819
105,000	Dowa Holdings Co. Ltd. (Materials)	958,820
175,000	Ebara Corp. (Capital Goods)	960,354

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
33,300	Eiken Chemical Co. Ltd. (Health Care Equipment & Services)	$ 554,881
527	en-japan, Inc. (Commercial & Professional Services)	934,866
38,600	Fuji Seal International, Inc. (Materials)	1,119,084
289,000	Furukawa-Sky Aluminum Corp. (Materials)	768,022
18,000	Jafco Co. Ltd. (Diversified Financials)	653,576
37,100	Kakaku.com, Inc. (Software & Services)	1,284,173
115,000	Kaneka Corp. (Materials)	777,665
105,000	Keisei Electric Railway Co. Ltd. (Transportation)	1,010,284
28,000	K’s Holdings Corp. (Retailing)	953,288
58,500	Maeda Kosen Co. Ltd. (Capital Goods)	531,510
22,000	Maruwa Co. Ltd. (Technology Hardware & Equipment)	727,645
115,700	Nichii Gakkan Co. (Health Care Equipment & Services)	1,030,402
47,000	Nippo Corp. (Capital Goods)	800,023
111	Nuflare Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,387,871
53,300	Oyo Corp. (Commercial & Professional Services)	782,791
75,700	Pocket Card Co. Ltd. (Diversified Financials)	563,936
89,000	Press Kogyo Co. Ltd. (Automobiles & Components)	376,296
158,000	Sapporo Holdings Ltd. (Food, Beverage & Tobacco)	568,377
6,600	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	799,220
28,900	SCSK Corp. (Software & Services)	588,870
112,000	Shinmaywa Industries Ltd. (Capital Goods)	921,485
48,200	Sohgo Security Services Co. Ltd. (Commercial & Professional Services)	859,531
150,000	Taiheiyo Cement Corp. (Materials)	504,144
45,500	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	607,782
174,000	The 77 Bank Ltd. (Banks)	840,534
149,000	The Gunma Bank Ltd. (Banks)	842,346
128,000	The Higo Bank Ltd. (Banks)	751,132
69,100	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	512,420
223,900	Tokyo Steel Manufacturing Co. Ltd. (Materials)	1,125,378

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
58,000	Toshiba Machine Co. Ltd. (Capital Goods)	$ 267,773

		29,222,275

Luxembourg – 1.6%
191,028	AZ Electronic Materials SA (Materials)	888,408
607,174	Regus PLC (Commercial & Professional Services)	1,707,020

		2,595,428

Netherlands – 2.1%
48,410	Delta Lloyd NV (Insurance)	1,046,171
12,763	Fugro NV CVA (Energy)	778,443
34,543	Nutreco NV (Food, Beverage & Tobacco)	1,621,920

		3,446,534

New Zealand – 0.1%
15,766	Xero Ltd. (Software & Services)*	216,918

Portugal – 0.9%
257,787	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA (Media)	1,507,889

Singapore – 0.6%
282,000	OSIM International Ltd. (Retailing)	454,764
123,000	Super Group Ltd. (Food, Beverage & Tobacco)	465,443

		920,207

South Korea – 1.6%
5,402	Hyundai Mipo Dockyard (Capital Goods)	638,421
25,900	KT Skylife Co. Ltd. (Media)	733,614
3,803	NCSoft Corp. (Software & Services)	576,300
23,350	Sung Kwang Bend Co. Ltd. (Capital Goods)	601,943

		2,550,278

Spain – 0.8%
30,129	Tecnicas Reunidas SA (Energy)	1,374,760

Sweden – 0.4%
44,800	Boliden AB (Materials)	632,589

Switzerland – 5.9%
9,834	Dufry AG (Registered) (Retailing)*	1,286,913
3,329	Flughafen Zuerich AG (Registered) (Transportation)	1,800,527
54,259	Gategroup Holding AG (Commercial & Professional Services)*	1,228,295
7,278	Geberit AG (Registered) (Capital Goods)	1,952,561
475	Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,866,129

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
4,271	Partners Group Holding AG (Diversified Financials)	$ 1,130,997
2,973	Sonova Holding AG (Registered) (Health Care Equipment & Services)*	328,116

		9,593,538

Taiwan – 0.4%
422,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)*	702,741

United Kingdom – 23.4%
176,184	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,267,734
335,461	Aberdeen Asset Management PLC (Diversified Financials)	1,963,445
233,423	Ashmore Group PLC (Diversified Financials)	1,316,214
243,771	Big Yellow Group PLC (REIT)	1,617,852
180,394	Bodycote PLC (Capital Goods)	1,698,205
98,140	Close Brothers Group PLC (Diversified Financials)	1,554,032
37,777	Croda International PLC (Materials)	1,442,836
45,626	Derwent London PLC (REIT)	1,673,217
335,675	Direct Line Insurance Group PLC (Insurance)	1,158,841
122,937	Greene King PLC (Consumer Services)	1,635,770
178,417	Halma PLC (Technology Hardware & Equipment)	1,509,251
85,527	IMI PLC (Capital Goods)	1,786,400
211,533	Inchcape PLC (Retailing)	1,835,270
42,718	InterContinental Hotels Group PLC (Consumer Services)	1,239,579
815,008	Londonmetric Property PLC (REIT)	1,408,221
463,611	Melrose Industries PLC (Capital Goods)	1,991,372
115,672	Partnership Assurance Group PLC (Insurance)*	878,070
96,509	Pennon Group PLC (Utilities)	1,020,681
108,383	Persimmon PLC (Consumer Durables & Apparel)*	2,036,915
35,390	Spirax-Sarco Engineering PLC (Capital Goods)	1,541,652
119,581	St. James’s Place PLC (Insurance)	1,122,704
130,182	Telecity Group PLC (Software & Services)	1,758,872
61,556	Travis Perkins PLC (Capital Goods)	1,592,788
277,169	Unite Group PLC (Real Estate)	1,650,116
45,400	Victrex PLC (Materials)	1,041,812

		37,741,849

TOTAL COMMON STOCKS		$143,851,245

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Preferred Stock – 0.6%
Germany – 0.6%
8,398	Sartorius AG (Health Care Equipment & Services)	$ 920,635

Exchange Traded Funds – 1.1%
Israel – 0.3%
12,062	iShares MSCI Israel Capped ETF	$ 533,140

South Korea – 0.8%
21,407	iShares MSCI South Korea Capped ETF	1,195,153

TOTAL EXCHANGE TRADED FUNDS		$ 1,728,293

TOTAL INVESTMENTS – 90.7%		$146,500,173

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.3%		15,073,185

NET ASSETS – 100.0%		$161,573,358

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
CDI	— CHESS Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

MSCI Singapore Index	24	August 2013	$1,380,493	$(1,634)
Stoxx Europe Small 200 Index	99	September 2013	1,302,559	840

TOTAL				$(794)

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$137,639,414

Gross unrealized gain	14,623,921
Gross unrealized loss	(5,763,162)

Net unrealized security gain	$8,860,759

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 93.0%
Australia – 4.9%
121,384	Aurizon Holdings Ltd. (Transportation)	$ 495,120
54,881	Australia & New Zealand Banking Group Ltd. (Banks)	1,466,296
94,682	Computershare Ltd. (Software & Services)	832,435
117,106	PanAust Ltd. (Materials)	206,112

		2,999,963

Belgium – 3.7%
13,189	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	1,268,273
7,430	Solvay SA (Materials)	1,007,168

		2,275,441

Denmark – 1.6%
5,904	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,001,708

Finland – 1.6%
22,059	Nokian Renkaat OYJ (Automobiles & Components)	979,720

France – 13.5%
6,283	Air Liquide SA (Materials)	834,077
3,742	Air Liquide SA-Prime De Fidelite (Materials)*	496,756
30,768	AXA SA (Insurance)	678,170
18,830	BNP Paribas SA (Banks)	1,220,886
19,180	CGG Veritas (Energy)*	484,204
6,276	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	1,142,417
15,116	Safran SA (Capital Goods)	887,680
12,977	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	1,358,481
22,231	Total SA (Energy)	1,184,656

		8,287,327

Germany – 4.5%
8,300	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	964,750
8,341	Bayerische Motoren Werke AG (Automobiles & Components)	816,407
10,724	Beiersdorf AG (Household & Personal Products)	991,693

		2,772,850

Hong Kong – 3.2%
257,641	AIA Group Ltd. (Insurance)	1,219,502
180,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	720,183

		1,939,685

India – 0.7%
13,376	Hero MotoCorp Ltd. (Automobiles & Components)	399,808

Shares	Description	Value
Common Stocks – (continued)
Ireland – 2.4%
11,305	Kerry Group PLC Class A (Food, Beverage & Tobacco)	$ 694,830
21,466	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	783,112

		1,477,942

Italy – 1.4%
151,205	UniCredit SpA (Banks)	825,928

Japan – 16.9%
7,600	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	406,470
34,700	Credit Saison Co. Ltd. (Diversified Financials)	776,778
59,000	Ebara Corp. (Capital Goods)	323,777
44,000	Fujitec Co. Ltd. (Capital Goods)	417,517
28,600	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	998,450
15,700	KDDI Corp. (Telecommunication Services)	868,668
56,000	Kubota Corp. (Capital Goods)	815,216
10,900	Makita Corp. (Capital Goods)	567,026
41,700	Nomura Real Estate Holdings, Inc. (Real Estate)	969,870
7,800	Rinnai Corp. (Consumer Durables & Apparel)	571,093
25,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,142,156
15,100	Suntory Beverage & Food Ltd. (Food, Beverage & Tobacco)*	532,070
30,400	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	406,078
119,000	Tokyo Gas Co. Ltd. (Utilities)	654,127
17,100	Unicharm Corp. (Household & Personal Products)	910,331

		10,359,627

Mexico – 0.2%
22,700	Grupo Financiero Banorte SAB de CV Class O (Banks)	144,221

Netherlands – 1.9%
28,193	Unilever NV CVA (Food, Beverage & Tobacco)	1,131,144

Russia – 2.6%
2,976	Magnit OJSC (Food & Staples Retailing)	721,783
8,580	OAO Lukoil ADR (Energy)	504,876
34,146	Sberbank of Russia ADR (Banks)	391,986

		1,618,645

Singapore – 1.2%
56,000	DBS Group Holdings Ltd. (Banks)	734,884

South Africa – 0.8%
143,592	Nampak Ltd. (Materials)	464,531

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – 1.1%
11,684	Kia Motors Corp. (Automobiles & Components)	$ 661,561

Spain – 1.6%
70,250	Telefonica SA (Telecommunication Services)	1,004,026

Sweden – 2.8%
36,543	Scania AB Class B (Capital Goods)	762,389
82,436	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	974,420

		1,736,809

Switzerland – 8.6%
37,857	Credit Suisse Group AG (Registered) (Diversified Financials)*	1,112,003
17,593	Julius Baer Group Ltd. (Diversified Financials)*	800,815
20,149	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,448,448
5,299	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,304,026
12,837	Wolseley PLC (Capital Goods)	614,571

		5,279,863

Taiwan – 1.3%
35,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	420,171
23,078	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	391,865

		812,036

United Kingdom – 16.5%
99,049	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	712,708
160,069	BP PLC (Energy)	1,105,889
22,211	Burberry Group PLC (Consumer Durables & Apparel)	517,755
86,954	Direct Line Insurance Group PLC (Insurance)	300,189
187,141	HSBC Holdings PLC (Banks)	2,124,696
125,215	Melrose Industries PLC (Capital Goods)	537,842
60,352	Partnership Assurance Group PLC (Insurance)*	458,134
35,555	Rio Tinto PLC (Materials)	1,599,985
10,461	Spirax-Sarco Engineering PLC (Capital Goods)	455,700
21,146	Telecity Group PLC (Software & Services)	285,701

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
667,966	Vodafone Group PLC (Telecommunication Services)	$ 2,000,609

		10,099,208

TOTAL COMMON STOCKS		$57,006,927

Preferred Stock – 0.5%
Germany – 0.5%
2,673	Sartorius AG (Health Care Equipment & Services)	$ 293,029

Exchange Traded Funds – 5.3%
Japan – 2.2%
117,382	iShares MSCI Japan ETF	$ 1,317,026

United States – 3.1%
31,669	iShares MSCI EAFE ETF	1,911,857

TOTAL EXCHANGE TRADED FUNDS		$ 3,228,883

TOTAL INVESTMENTS – 98.8%		$60,528,839

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		738,779

NET ASSETS – 100.0%		$61,267,618

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$54,874,936

Gross unrealized gain	7,546,232
Gross unrealized loss	(1,892,329)

Net unrealized security gain	$5,653,903

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2013:

CONCENTRATED INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$3,027,982	$—		$—
Other	4,350,869	143,500,275	(a)	—
Total	$7,378,851	$143,500,275		$—

INTERNATIONAL SMALL CAP

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$13,217,177	$1,057,048	(a)	$—
Other	2,284,068	129,941,880	(a)	—
Total	$15,501,245	$130,998,928		$—

Derivative Type
Assets(b)
Futures Contracts	$840	$—		$—
Liabilities(b)
Futures Contracts	$(1,634)	$—		$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$2,056,078	$—		$—
Other	1,708,891	56,763,870	(a)	—
Total	$3,764,969	$56,763,870		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Issuer Concentration Risk — The Concentrated International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date September 25, 2013

*	Print the name and title of each signing officer under his or her signature.